Investment securities and fair value disclosure- Fair value hierarchy (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets
Investment securities accounted for under the fair value option	¥ 1,821	¥ 183
Recurring basis
Assets
Short-term investments	6,086	3,011
Restricted cash and escrow receivables	3,417	2,655
Investment securities accounted for under the fair value option	1,821	183
Interest rate swaps	542	436
Assets	40,589	29,547
Liabilities
Forward exchange contracts		78
Contingent consideration in relation to investments and acquisitions	120	921
Liabilities	120	999
Recurring basis | Level 1
Assets
Short-term investments	6,086	3,011
Restricted cash and escrow receivables	3,417	2,655
Assets	38,226	28,928
Recurring basis | Level 2
Assets
Interest rate swaps	542	436
Assets	542	436
Liabilities
Forward exchange contracts		78
Liabilities		78
Recurring basis | Level 3
Assets
Investment securities accounted for under the fair value option	1,821	183
Assets	1,821	183
Liabilities
Contingent consideration in relation to investments and acquisitions	120	921
Liabilities	120	921
Listed equity securities
Assets
Available-for-sale securities	28,723	23,262
Listed equity securities | Recurring basis
Assets
Available-for-sale securities	28,723	23,262
Listed equity securities | Recurring basis | Level 1
Assets
Available-for-sale securities	¥ 28,723	¥ 23,262